Share-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of management and director options activity
The management and director options activity for the nine months ended September 30, 2014 and the year ended December 31, 2013 were as follows:

	Number of options	Weighted average exercise price
Balance as of January 1, 2013	10,956,838	$13.20
Granted - employees	348,836	14.09
Forfeited	(324,599)	13.20
Balance as of December 31, 2013	10,981,075	13.23
Granted - employees	348,836	18.25
Exercised	(60,000)	10.00
Balance as of September 30, 2014	11,269,911	$13.40

The management and director options activity for the years ended December 31, 2013 and 2012 were as follows:

	Number of options	Weighted average exercise price
Balances as of January 1, 2012	—	—
Granted - employees	10,872,090	13.20
Granted - directors	84,748	13.20
Forfeited	—	—
Exercised	—
Balances as of December 31, 2012	10,956,838	13.20
Granted - employees	348,836	14.09
Granted - directors	—
Forfeited	(324,599)	13.20
Exercised	—
Balances as of December 31, 2013	10,981,075	$13.23

Schedule of management and director options outstanding
The following table summarizes information about the Company’s management and director share options outstanding as of September 30, 2014:

	Options outstanding		Options exercisable
Range of exercise prices	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
$10.00-$10.89	6,528,647	$10.03	2,226,787	$10.02
$15.05-$16.89	2,405,516	$15.94	782,262	$16.02
$20.00-$25.05	2,335,748	$20.21	782,262	$20.02
	11,269,911	$13.40	3,791,311	$13.22

The following table summarizes information about the Company’s management and director share options outstanding as of December 31, 2013:

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Weighted average exercise price	Remaining contractual life	Number of options	Weighted average exercise price
$10.00-$10.89	6,588,647	$10.03	8.06	1,872,367	$10.00
$16.00-$16.89	2,196,214	$16.03	8.06	624,123	$16.00
$20.00-$20.89	2,196,214	$20.03	8.06	624,123	$20.00
	10,981,075	$13.23	8.06	3,120,613	$13.20

Schedule of restricted share award activity
Restricted share award activity for the nine months ended September 30, 2014 and year ended December 31, 2013 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value
Balance as of January 1, 2013	619,300	$10.00
Granted	37,856	15.22
Balance as of December 31, 2013	657,156	10.30
Granted	49,684	15.39
Balance as of September 30, 2014	706,840	$10.66

Restricted share award activity for the year ended December 31, 2013 and 2012 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value
Balance as of January 1, 2012	—	$—
Granted	641,800	10.00
Forfeited	(22,500)	10.00
Vested	—
Balance as of December 31, 2012	619,300	10.00
Granted	37,856	15.22
Forfeited	—
Vested	—
Balance as of December 31, 2013	657,156	$10.30